Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015		Mar. 31, 2015	Sep. 30, 2014	[4]	Mar. 31, 2014
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[1]	¥ 1,286,385		¥ 1,409,335
Recorded loan balance, Not requiring an allowance for credit losses	[1],[2]	275,735		277,471
Recorded loan balance, Total	[1],[3]	1,562,120		1,686,806
Unpaid principal balance	[1]	1,692,311		1,815,912
Related allowance for credit losses	[1]	550,504		607,287
Accrual TDRs included in impaired loans		¥ 784,848	[4]	867,090	¥ 838,124		¥ 832,267
Impaired loans held for sales				624
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans		¥ 630,146		708,414
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		11,629		12,057
Recorded loan balance, Total	[3]	11,629		12,057
Unpaid principal balance		22,104		23,798
Related allowance for credit losses		3,569		3,302
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		790,856		890,900
Recorded loan balance, Not requiring an allowance for credit losses	[2]	216,233		234,171
Recorded loan balance, Total	[3]	1,007,089		1,125,071
Unpaid principal balance		1,052,019		1,174,925
Related allowance for credit losses		372,657		424,537
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		373,474		420,860
Recorded loan balance, Not requiring an allowance for credit losses	[2]	44,782		46,876
Recorded loan balance, Total	[3]	418,256		467,736
Unpaid principal balance		427,699		478,453
Related allowance for credit losses		157,683		178,867
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		19,978		20,997
Recorded loan balance, Not requiring an allowance for credit losses	[2]	10,123		12,018
Recorded loan balance, Total	[3]	30,101		33,015
Unpaid principal balance		31,061		33,900
Related allowance for credit losses		10,389		11,515
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		76,924		90,735
Recorded loan balance, Not requiring an allowance for credit losses	[2]	45,569		49,697
Recorded loan balance, Total	[3]	122,493		140,432
Unpaid principal balance		130,978		150,029
Related allowance for credit losses		29,078		32,314
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		65,167		74,459
Recorded loan balance, Not requiring an allowance for credit losses	[2]	24,159		24,766
Recorded loan balance, Total	[3]	89,326		99,225
Unpaid principal balance		95,388		105,429
Related allowance for credit losses		31,575		38,107
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		188,862		205,414
Recorded loan balance, Not requiring an allowance for credit losses	[2]	56,273		61,048
Recorded loan balance, Total	[3]	245,135		266,462
Unpaid principal balance		254,032		277,119
Related allowance for credit losses		108,921		120,945
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		4,727		5,935
Recorded loan balance, Not requiring an allowance for credit losses	[2]	115		472
Recorded loan balance, Total	[3]	4,842		6,407
Unpaid principal balance		4,843		6,773
Related allowance for credit losses		4,659		5,052
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		18,852		21,374
Recorded loan balance, Not requiring an allowance for credit losses	[2]	9,874		11,406
Recorded loan balance, Total	[3]	28,726		32,780
Unpaid principal balance		29,843		34,094
Related allowance for credit losses		12,099		13,886
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		15,034		20,482
Recorded loan balance, Not requiring an allowance for credit losses	[2]	7,017		7,621
Recorded loan balance, Total	[3]	22,051		28,103
Unpaid principal balance		23,944		29,962
Related allowance for credit losses		8,339		12,626
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		27,838		30,644
Recorded loan balance, Not requiring an allowance for credit losses	[2]	18,321		20,267
Recorded loan balance, Total	[3]	46,159		50,911
Unpaid principal balance		54,231		59,166
Related allowance for credit losses		9,914		11,225
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		190,482		192,263
Recorded loan balance, Not requiring an allowance for credit losses	[2]	9,762		173
Recorded loan balance, Total	[3]	200,244		192,436
Unpaid principal balance		212,179		192,436
Related allowance for credit losses		90,386		91,579
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		142,664		160,382
Recorded loan balance, Not requiring an allowance for credit losses	[2]	9,852		9,429
Recorded loan balance, Total	[3]	152,516		169,811
Unpaid principal balance		188,952		208,969
Related allowance for credit losses		43,482		49,985
Accrual TDRs included in impaired loans		64,810		71,454
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		84,086		90,101
Recorded loan balance, Not requiring an allowance for credit losses	[2]	634		604
Recorded loan balance, Total	[3]	84,720		90,705
Unpaid principal balance		95,189		102,142
Related allowance for credit losses		23,728		25,726
Accrual TDRs included in impaired loans		41,202		44,661
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		40,175		39,510
Recorded loan balance, Not requiring an allowance for credit losses	[2]	26,497		21,216
Recorded loan balance, Total	[3]	66,672		60,726
Unpaid principal balance		75,316		70,457
Related allowance for credit losses		3,965		4,146
Accrual TDRs included in impaired loans		40,150		34,106
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		26,493		24,122
Recorded loan balance, Not requiring an allowance for credit losses	[2]	12,757		11,878
Recorded loan balance, Total	[3]	39,250		36,000
Unpaid principal balance		46,552		43,185
Related allowance for credit losses		12,717		8,012
Accrual TDRs included in impaired loans		¥ 8,540		¥ 8,455

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥624 million and nil at March 31, 2015 and September 30, 2015, respectively.
[2]	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
[3]	Included in impaired loans at March 31, 2015 and September 30, 2015 are accrual TDRs as follows: ¥708,414 million and ¥630,146 million-Commercial; ¥71,454 million and ¥64,810 million-Residential; ¥44,661 million and ¥41,202 million-Card; ¥34,106 million and ¥40,150 million-MUAH; and ¥8,455 million and ¥8,540 million-Krungsri, respectively.
[4]	For the six months ended September 30, 2014, lease receivables of ¥1,627 million and ¥7 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥1,612 million and ¥7 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of September 30, 2014. For the six months ended September 30, 2015, lease receivables of ¥2,543 million and ¥248 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥6,352 million and ¥1,755 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of September 30, 2015.